CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 96,787	$ 88,526	$ 75,063
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	3,582	10,140	9,641
Depreciation and amortization	12,645	13,037	13,266
Stock-based compensation expense	5,446	5,354	4,049
Pension expense (income)	(628)	(1,153)	(1,042)
Net amortization (accretion) on investment securities	10,798	8,476	7,899
Net (gains) losses on sales of investments securities	(1,649)	(234)	(1,505)
Originations of loans held for sale	(157,796)	(232,526)	(246,845)
Net (gains) losses on sales of loans held for sale	(5,169)	(6,804)	(6,471)
Proceeds from sales of loans held for sale	163,300	246,829	242,029
Deferred income taxes	(4,488)	346	4,192
Decrease (increase) cash surrender value of life insurance	(3,792)	(186)	(5,379)
Decrease (increase) in interest receivable	(5,707)	(1,456)	(995)
Decrease in indemnification asset	(10,117)	(5,613)	(5,036)
(Decrease) increase in interest payable	55	46	2,296
Decrease (increase) in other assets	(23,808)	(5,347)	(33,370)
(Decrease) increase in other liabilities	21,478	7,700	23,703
Net cash provided by (used in) operating activities	121,171	138,361	91,567
Investing activities
Proceeds from sales of investment securities available-for-sale	189,962	206,990	70,219
Proceeds from calls, paydowns and maturities of securities available-for-sale	224,690	186,132	120,953
Purchases of securities available-for-sale	(723,131)	(396,984)	(547,901)
Proceeds from Sale of Held-to-maturity Securities	0	4,862	0
Proceeds from calls, paydowns and maturities of securities held-to-maturity	121,903	127,021	140,059
Purchases of securities held-to-maturity	(23,402)	(11,196)	(3,520)
Net decrease (increase) in interest-bearing deposits with other banks	48,476	(48,716)	(11,104)
Net decrease (increase) in loans and leases	(266,043)	(376,848)	(390,312)
Proceeds from disposal of other real estate owned	6,983	9,356	15,817
Purchases of premises and equipment	(6,537)	(9,726)	(7,467)
Net cash (paid) acquired from business combinations	0	0	(305,591)
Net cash provided by (used in) investing activities	(427,099)	(309,109)	(918,847)
Financing activities
Net (decrease) increase in total deposits	369,258	346,164	523,882
Net (decrease) increase in short-term borrowings	6,653	(130,513)	277,033
Payments on long-term borrowings	(94)	(86)	(46,238)
Proceeds from Issuance of Subordinated Long-term Debt	0	0	120,000
Cash dividends paid on common stock	(41,178)	(39,125)	(39,070)
Treasury stock purchase	0	0	(4,498)
Proceeds from exercise of stock options	341	801	744
Excess tax benefit on share-based compensation	0	264	146
Net cash provided by (used in) financing activities	334,980	177,505	831,999
Cash and due from banks
Net (decrease) increase in Cash and due from banks	29,052	6,757	4,719
Cash and due from banks at beginning of year	121,598	114,841	110,122
Cash and due from banks at end of year	150,650	121,598	114,841
Supplemental disclosures
Interest paid	49,474	33,233	20,961
Income taxes paid	38,329	37,566	31,193
Acquisition of other real estate owned through foreclosure	4,119	2,872	8,398
Issuance of restricted stock awards	$ 6,416	$ 5,759	$ 7,760